Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocated Stock-based Compensation
The impact on our results of operations for recording stock-based compensation for the six months ended June 30, 2012 and 2013 is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2012	2013	2012	2013
General and administrative	$61,098	$(2,552)	$120,228	$272
Research and development	36,322	--	73,357	--

Total	$97,420	$(2,552)	$193,585	$272

The impact on our results of operations for recording stock-based compensation for the years ended December 31, 2012 and 2011 is as follows:

	For the years ended
	December 31,
	2012	2011
General and administrative	$185,478	$2,043,386
Research and development	98,214	219,154

Total	$283,692	$2,262,540

Schedule of Unrecognized Compensation Expense
Due to unexercised options and warrants outstanding at June 30, 2013, we will recognize an aggregate total of $58,959 of compensation expense over the next two years based upon option and warrant award vesting parameters as shown below:

2013	$28,334
2014	30,625
Total	$58,959

Total unrecognized stock-based compensation was $180,732 at December 31, 2012, which we expect to recognize over the next three years in accordance with vesting provisions as follows:

2013	$118,127
2014	62,038
2015	567
Total	$180,732

Schedule of Option and Warrant Activity
The following unaudited tables summarize option and warrant activity during the six months ended June 30, 2013.

	Options and Warrants Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2012	43,396,863	$0.54
Options granted	--	--
Warrants issued	850,000	0.25
Expired	(448,094)	1.05
Forfeited	(506,800)	1.41
Exercised	--	--

Outstanding at June 30, 2013	43,291,969	$0.48

The following table summarizes option and warrant activity during the years ended December 31, 2012 and 2011.

	Options and Warrants Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	20,442,170	1.13
Options granted	1,567,900	0.91
Warrants issued	1,697,834	0.68
Expired	(302,054)	18.67
Forfeited	(2,510,201)	0.08
Exercised	(455,098)	-

Outstanding at December 31, 2011	20,440,551	1.10
Options granted	50,000	0.37
Warrants issued	24,817,900	0.33
Expired	(252,669)	1.31
Forfeited	(1,658,919)	1.31
Exercised	-	-

Outstanding at December 31, 2012	43,396,863	$0.54

Schedule of Information About Stock Options and Warrants
The following table summarizes information about stock options and warrants outstanding at June 30, 2013.

	Outstanding			Exercisable
		Weighted Average Remaining	Weighted Average		Weighted Average
Range of Exercise Prices	Number Outstanding	Contractual Life (years)	Exercise Price	Number Exercisable	Exercise Price
$0.25-0.95	40,124,414	3.84	$0.42	39,957,747	$0.42
1.00-1.59	2,823,055	3.12	1.04	2,803,222	1.04
2.25-4.00	344,500	2.52	2.54	344,500	2.54
$0.25-4.00	43,291,969	3.78	$0.48	43,105,469	$0.48

The following table summarizes information about stock options and warrants outstanding at December 31, 2012.

	Outstanding			Exercisable
		Weighted Average Remaining	Weighted Average		Weighted Average
Range of Exercise Prices	Number Outstanding	Contractual Life (years)	Exercise Price	Number Exercisable	Exercise Price
$0.17-0.95	39,583,684	4.36	$0.47	39,207,017	$0.47
1.00-1.59	3,306,679	3.20	1.04	3,248,146	1.04
2.25-4.00	506,500	3.34	2.62	506,500	2.62
$0.17-4.00	43,396,863	4.26	$0.54	42,961,663	$0.54

Schedule of Restricted Stock Unit Activity
The following is a summary of restricted stock unit activity for the six months ended June 30, 2013.

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2012	2,940,133	$1.11
Awarded at fair value	686,667	0.08
Canceled/Forfeited	--	--
Settled by issuance of stock	(258,553)	0.82
Outstanding at June 30, 2013	3,368,247	$0.92
Vested at June 30, 2013	3,368,247	$0.92

The following is a summary of restricted stock unit activity for the years ended December 31, 2012 and 2011:

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2010	950,000	1.61
Awarded at fair value	1,600,000	1.04
Canceled/Forfeited	--	--
Settled by issuance of stock	--	--
Outstanding at December 31, 2011	2,550,000	1.25
Awarded at fair value	390,133	0.17
Canceled/Forfeited	--	--
Settled by issuance of stock	--	--
Outstanding at December 31, 2012	2,940,133	$1.11
Vested at December 31, 2012	2,940,133	$1.11

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Value Awards
The fair values for the options granted for the six months ended June 30, 2012 were estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Six Months Ended June 30, 2012
Risk free interest rate	1.82%
Expected life (in years)	10.0
Expected volatility	77.78%
Expected dividend yield	0.00%

The fair values for the options granted in 2012 and 2011 were estimated at the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011
Risk free interest rate	1.65%	1.91%
Expected life (in years)	10.0	6.2
Expected volatility	78.97%	80.89%
Expected dividend yield	0.00%	0.00%

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Value Awards
The fair values for the warrants issued for the six months ended June 30, 2012 and 2013 estimated at the date of issuance using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Six Months Ended June 30, 2012	Six Months Ended June 30, 2013
Risk free interest rate	1.32%	0.65%
Expected life (in years)	5.99	4.42
Expected volatility	85.65%	90.68%
Expected dividend yield	0.00%	0.00%

The fair values for the warrants granted in 2012 and 2011 were estimated at the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011
Risk free interest rate	1.16%	2.07%
Expected life (in years)	5.7	5.0
Expected volatility	82.79%	85.37%
Expected dividend yield	0.00%	0.00%